Business Segment Information (Detail) (USD $) In Thousands	3 Months Ended										12 Months Ended
	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Segment Reporting Information [Line Items]
Net sales	$ 3,409,830		$ 3,240,103	$ 2,866,664	$ 2,829,273	$ 2,786,470		$ 2,614,823	$ 2,354,708	$ 2,237,165	$ 12,345,870	[1]	$ 9,993,166	[1]	$ 10,309,015	[1]
Segment Operating Income											1,823,026		1,142,680		1,003,801
Corporate administration											163,868		153,965		152,118
Income before interest expense and other											1,659,158		988,715		851,683
Interest expense											99,704		103,599		112,071
Other expense											145,733		130,299		56,529
Income before income taxes											1,413,721		754,817		683,083
Property Additions											212,670	[2]	129,630	[2]	378,011	[2]
Depreciation											229,238		245,295		252,599
Long-Lived Assets											1,797,179	[1]	1,697,881	[1]	1,880,554	[1]
Assets	10,886,805	[3]				9,910,382	[3]				10,886,805	[3]	9,910,382	[3]	9,855,902	[3]
Industrial
Segment Reporting Information [Line Items]
Property Additions											147,929		95,838		346,691
Depreciation											186,057		200,617		205,584
Assets	8,413,552					7,309,735					8,413,552		7,309,735		7,539,504
Industrial | North America
Segment Reporting Information [Line Items]
Net sales											4,516,510		3,623,460		3,734,613
Segment Operating Income											745,544		487,137		394,923
Industrial | International
Segment Reporting Information [Line Items]
Net sales											4,917,007		3,811,464		3,895,874
Segment Operating Income											754,222		394,089		350,662
Aerospace
Segment Reporting Information [Line Items]
Net sales											1,921,984		1,744,283		1,883,273
Segment Operating Income											247,126		208,002		261,953
Property Additions											18,012		21,619		21,877
Depreciation											20,035		20,501		20,477
Assets	995,026					910,740					995,026		910,740		915,155
Climate and Industrial Controls
Segment Reporting Information [Line Items]
Net sales											990,369		813,959		795,255
Segment Operating Income											76,134		53,452		(3,737)
Property Additions											8,234		6,040		6,645
Depreciation											12,895		14,117		16,640
Assets	724,966					692,532					724,966		692,532		691,423
Corporate
Segment Reporting Information [Line Items]
Property Additions											38,495		6,133		2,798
Depreciation											10,251		10,060		9,898
Assets	753,261					997,375					753,261		997,375		709,820
North America
Segment Reporting Information [Line Items]
Net Sales											7,151,390		5,913,770		6,090,176
Long-Lived Assets											864,287		856,782		927,318
International
Segment Reporting Information [Line Items]
Net Sales											5,194,480		4,079,396		4,218,839
Long-Lived Assets											$ 932,892		$ 841,099		$ 953,236

[1]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[2]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2011 - $5,376; 2010 - $408; 2009 - $107,278)
[3]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company's domestic data processing equipment.